Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2005 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2005 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(11.70%)
Past 5 years	2.07%
Since Inception	2.62%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.17%	[1]
F0556
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	2.18%
Since Inception	2.71%	[1]

[1]	AFrom June 6, 2017.